BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 2.9%
Verizon Communications Inc.	255,000	$14,981,250

Media - 3.1%
Comcast Corp., Class A Shares	278,900	14,614,360
Discovery Inc., Class A Shares	11,200	337,008	*
Fox Corp., Class A Shares	19,600	570,752
Interpublic Group of Cos. Inc.	20,000	470,400

Total Media		15,992,520

TOTAL COMMUNICATION SERVICES		30,973,770

CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.2%
Gentex Corp.	14,500	491,985
Lear Corp.	3,600	572,508

Total Auto Components		1,064,493

Automobiles - 1.3%
Ford Motor Co.	272,500	2,395,275
General Motors Co.	99,800	4,155,672

Total Automobiles		6,550,947

Distributors - 0.4%
Genuine Parts Co.	10,100	1,014,343
LKQ Corp.	21,200	747,088	*

Total Distributors		1,761,431

Diversified Consumer Services - 0.1%
Service Corp. International	12,200	599,020

Hotels, Restaurants & Leisure - 0.0%††
Hyatt Hotels Corp., Class A Shares	2,700	200,475

Household Durables - 1.3%
DR Horton Inc.	25,400	1,750,568
Lennar Corp., Class A Shares	19,200	1,463,616
Mohawk Industries Inc.	5,000	704,750	*
Newell Brands Inc.	29,600	628,408
PulteGroup Inc.	18,700	806,344
Toll Brothers Inc.	7,500	326,025
Whirlpool Corp.	4,400	794,156

Total Household Durables		6,473,867

Internet & Direct Marketing Retail - 0.5%
eBay Inc.	50,000	2,512,500

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Quarterly Report	1

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Leisure Products - 0.1%
Brunswick Corp.	4,700	$358,328
Polaris Inc.	2,600	247,728

Total Leisure Products		606,056

Multiline Retail - 2.2%
Dollar General Corp.	17,100	3,596,130
Dollar Tree Inc.	16,400	1,771,856	*
Target Corp.	34,900	6,160,897

Total Multiline Retail		11,528,883

Specialty Retail - 3.3%
Advance Auto Parts Inc.	4,700	740,297
AutoZone Inc.	1,600	1,896,704	*
Best Buy Co. Inc.	18,100	1,806,199
CarMax Inc.	6,800	642,328	*
Lowe’s Cos. Inc.	51,100	8,202,061
O’Reilly Automotive Inc.	5,100	2,308,107	*
Tractor Supply Co.	6,900	970,002
Williams-Sonoma Inc.	4,700	478,648

Total Specialty Retail		17,044,346

Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp.	600	172,068	*
Hanesbrands Inc.	14,500	211,410
Skechers U.S.A. Inc., Class A Shares	8,100	291,114	*

Total Textiles, Apparel & Luxury Goods		674,592

TOTAL CONSUMER DISCRETIONARY		49,016,610

CONSUMER STAPLES - 3.4%
Food Products - 1.9%
Archer-Daniels-Midland Co.	38,800	1,955,908
Bunge Ltd.	9,700	636,126
Conagra Brands Inc.	34,100	1,236,466
Darling Ingredients Inc.	5,400	311,472	*
Ingredion Inc.	4,500	354,015
JM Smucker Co.	6,800	786,080
Kraft Heinz Co.	85,300	2,956,498
Tyson Foods Inc., Class A Shares	20,500	1,321,020

Total Food Products		9,557,585

Tobacco - 1.5%
Philip Morris International Inc.	96,000	7,947,840

TOTAL CONSUMER STAPLES		17,505,425

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Cheniere Energy Inc.	17,600	$1,056,528	*
EOG Resources Inc.	40,700	2,029,709
Exxon Mobil Corp.	135,300	5,577,066
Phillips 66	30,500	2,133,170
Valero Energy Corp.	28,400	1,606,588
Williams Cos. Inc.	84,600	1,696,230

TOTAL ENERGY		14,099,291

FINANCIALS - 24.8%
Banks - 11.8%
Bank of America Corp.	603,300	18,286,023
Citizens Financial Group Inc.	29,800	1,065,648
Comerica Inc.	9,700	541,842
Commerce Bancshares Inc.	7,140	469,098
Cullen/Frost Bankers Inc.	3,700	322,751
East-West Bancorp Inc.	9,900	502,029
Fifth Third Bancorp	49,700	1,370,229
Huntington Bancshares Inc.	60,600	765,378
JPMorgan Chase & Co.	193,500	24,588,045
KeyCorp	68,100	1,117,521
PNC Financial Services Group Inc.	29,600	4,410,400
Regions Financial Corp.	67,000	1,080,040
Signature Bank	3,800	514,102
SVB Financial Group	3,600	1,396,188	*
US Bancorp	91,760	4,275,098
Zions Bancorp NA	11,400	495,216

Total Banks		61,199,608

Capital Markets - 5.1%
Ameriprise Financial Inc.	8,700	1,690,671
Bank of New York Mellon Corp.	61,800	2,622,792
BlackRock Inc.	9,800	7,071,092
Goldman Sachs Group Inc.	21,900	5,775,249
LPL Financial Holdings Inc.	5,500	573,210
Nasdaq Inc.	11,400	1,513,236
Northern Trust Corp.	14,500	1,350,530
Raymond James Financial Inc.	9,600	918,432
SEI Investments Co.	10,100	580,447
State Street Corp.	24,600	1,790,388
T. Rowe Price Group Inc.	15,800	2,391,962

Total Capital Markets		26,278,009

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Quarterly Report	3

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Consumer Finance - 1.3%
Ally Financial Inc.	26,100	$930,726
Capital One Financial Corp.	31,900	3,153,315
Discover Financial Services	12,800	1,158,784
Synchrony Financial	40,700	1,412,697

Total Consumer Finance		6,655,522

Diversified Financial Services - 0.3%
Equitable Holdings Inc.	31,000	793,290
Jefferies Financial Group Inc.	18,700	460,020
Voya Financial Inc.	9,800	576,338

Total Diversified Financial Services		1,829,648

Insurance - 6.3%
Aflac Inc.	49,000	2,179,030
Allstate Corp.	21,200	2,330,516
American Financial Group Inc.	6,100	534,482
Assurant Inc.	4,100	558,502
Chubb Ltd.	31,500	4,848,480
Everest Re Group Ltd.	2,300	538,407
First American Financial Corp.	6,400	330,432
Globe Life Inc.	14,500	1,376,920
Hartford Financial Services Group Inc.	25,000	1,224,500
Lincoln National Corp.	13,500	679,185
Loews Corp.	18,300	823,866
Markel Corp.	900	929,970	*
MetLife Inc.	62,800	2,948,460
Old Republic International Corp.	14,300	281,853
Primerica Inc.	2,300	308,039
Principal Financial Group Inc.	19,200	952,512
Progressive Corp.	40,800	4,034,304
Prudential Financial Inc.	27,600	2,154,732
Travelers Cos. Inc.	32,600	4,576,062
WR Berkley Corp.	12,400	823,608

Total Insurance		32,433,860

TOTAL FINANCIALS		128,396,647

HEALTH CARE - 22.3%
Biotechnology - 2.6%
Alexion Pharmaceuticals Inc.	13,000	2,031,120	*
Amgen Inc.	36,800	8,461,056
Regeneron Pharmaceuticals Inc.	6,200	2,995,282	*

Total Biotechnology		13,487,458

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 0.2%
Hologic Inc.	15,300	$1,114,299	*

Health Care Providers & Services - 8.7%
AmerisourceBergen Corp.	12,600	1,231,776
Anthem Inc.	15,500	4,976,895
Cardinal Health Inc.	18,100	969,436
Cigna Corp.	21,500	4,475,870
DaVita Inc.	8,500	997,900	*
HCA Healthcare Inc.	20,900	3,437,214
Henry Schein Inc.	9,200	615,112	*
Humana Inc.	7,900	3,241,133
Laboratory Corp. of America Holdings	6,000	1,221,300	*
McKesson Corp.	11,300	1,965,296
Molina Healthcare Inc.	3,400	723,112	*
Quest Diagnostics Inc.	8,500	1,012,945
UnitedHealth Group Inc.	54,885	19,247,072
Universal Health Services Inc., Class B Shares	4,600	632,500

Total Health Care Providers & Services		44,747,561

Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories Inc., Class A Shares	1,500	874,410	*

Pharmaceuticals - 10.6%
Eli Lilly & Co.	57,000	9,623,880
Jazz Pharmaceuticals PLC	3,700	610,685	*
Johnson & Johnson	127,400	20,050,212
Merck & Co. Inc.	157,100	12,850,780
Pfizer Inc.	317,700	11,694,537

Total Pharmaceuticals		54,830,094

TOTAL HEALTH CARE		115,053,822

INDUSTRIALS - 9.3%
Aerospace & Defense - 0.7%
BWX Technologies Inc.	4,000	241,120
General Dynamics Corp.	17,900	2,663,878
Textron Inc.	16,000	773,280

Total Aerospace & Defense		3,678,278

Air Freight & Logistics - 1.4%
United Parcel Service Inc., Class B Shares	43,200	7,274,880

Building Products - 1.0%
Allegion PLC	3,800	442,244
Fortune Brands Home & Security Inc.	8,500	728,620
Johnson Controls International PLC	50,500	2,352,795

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Quarterly Report	5

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Building Products - (continued)
Masco Corp.	18,200	$999,726
Owens Corning	7,500	568,200

Total Building Products		5,091,585

Construction & Engineering - 0.1%
Quanta Services Inc.	9,700	698,594

Electrical Equipment - 0.8%
Emerson Electric Co.	36,000	2,893,320
Hubbell Inc.	3,800	595,802
Sensata Technologies Holding PLC	9,800	516,852	*

Total Electrical Equipment		4,005,974

Industrial Conglomerates - 1.5%
3M Co.	40,200	7,026,558
Carlisle Cos. Inc.	3,200	499,776

Total Industrial Conglomerates		7,526,334

Machinery - 2.2%
AGCO Corp.	4,300	443,287
Cummins Inc.	10,300	2,339,130
Dover Corp.	10,100	1,275,125
ITT Inc.	6,000	462,120
Oshkosh Corp.	4,500	387,315
PACCAR Inc.	24,200	2,087,976
Parker-Hannifin Corp.	8,100	2,206,521
Pentair PLC	11,600	615,844
Snap-on Inc.	3,800	650,332
Westinghouse Air Brake Technologies Corp.	13,300	973,560

Total Machinery		11,441,210

Professional Services - 0.1%
Robert Half International Inc.	7,900	493,592

Road & Rail - 1.0%
AMERCO	1,400	635,544
CSX Corp.	47,900	4,346,925
Knight-Swift Transportation Holdings Inc.	10,600	443,292

Total Road & Rail		5,425,761

Trading Companies & Distributors - 0.5%
United Rentals Inc.	4,500	1,043,595	*
W.W. Grainger Inc.	3,400	1,388,356

Total Trading Companies & Distributors		2,431,951

TOTAL INDUSTRIALS		48,068,159

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 2.4%
Ciena Corp.	10,800	$570,780	*
Cisco Systems Inc.	251,800	11,268,050
Juniper Networks Inc.	20,400	459,204

Total Communications Equipment		12,298,034

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics Inc.	5,300	515,690	*
CDW Corp.	10,000	1,317,900
Corning Inc.	43,500	1,566,000
Jabil Inc.	10,400	442,312

Total Electronic Equipment, Instruments & Components		3,841,902

IT Services - 2.3%
Cognizant Technology Solutions Corp., Class A Shares	37,300	3,056,735
Genpact Ltd.	13,200	545,952
International Business Machines Corp.	54,700	6,885,636
Leidos Holdings Inc.	5,900	620,208
Western Union Co.	24,500	537,530

Total IT Services		11,646,061

Semiconductors & Semiconductor Equipment - 5.3%
Applied Materials Inc.	63,800	5,505,940
Broadcom Inc.	24,500	10,727,325
KLA Corp.	6,500	1,682,915
Lam Research Corp.	7,500	3,542,025
Micron Technology Inc.	67,500	5,074,650	*
Qorvo Inc.	6,600	1,097,382	*

Total Semiconductors & Semiconductor Equipment		27,630,237

Software - 2.8%
CDK Global Inc.	7,300	378,359
NortonLifeLock Inc.	35,300	733,534
Oracle Corp.	205,300	13,280,857

Total Software		14,392,750

Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	90,200	1,068,870
HP Inc.	89,900	2,210,641
NetApp Inc.	15,600	1,033,344

Total Technology Hardware, Storage & Peripherals		4,312,855

TOTAL INFORMATION TECHNOLOGY		74,121,839

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Quarterly Report	7

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
MATERIALS - 3.9%
Chemicals - 1.5%
Albemarle Corp.	6,400	$944,128
Celanese Corp.	8,200	1,065,508
Corteva Inc.	25,100	971,872
Eastman Chemical Co.	8,500	852,380
FMC Corp.	9,000	1,034,370
Huntsman Corp.	12,700	319,278
LyondellBasell Industries NV, Class A Shares	24,100	2,209,006
Mosaic Co.	26,400	607,464

Total Chemicals		8,004,006

Containers & Packaging - 1.3%
Amcor PLC	109,400	1,287,638
Avery Dennison Corp.	4,800	744,528
Berry Global Group Inc.	7,900	443,901	*
Crown Holdings Inc.	9,400	941,880	*
International Paper Co.	27,400	1,362,328
Packaging Corp. of America	6,600	910,206
Sealed Air Corp.	10,800	494,532
Sonoco Products Co.	6,000	355,500

Total Containers & Packaging		6,540,513

Metals & Mining - 1.1%
Newmont Corp.	56,000	3,353,840
Nucor Corp.	21,100	1,122,309
Reliance Steel & Aluminum Co.	4,400	526,900
Steel Dynamics Inc.	14,700	541,989

Total Metals & Mining		5,545,038

TOTAL MATERIALS		20,089,557

REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
CBRE Group Inc., Class A Shares	23,400	1,467,648	*
Jones Lang LaSalle Inc.	3,600	534,132

TOTAL REAL ESTATE		2,001,780

UTILITIES - 1.9%
Electric Utilities - 0.9%
Exelon Corp.	68,000	2,870,960
NRG Energy Inc.	17,000	638,350
OGE Energy Corp.	11,700	372,762
Pinnacle West Capital Corp.	10,600	847,470

Total Electric Utilities		4,729,542

Gas Utilities - 0.1%
UGI Corp.	14,500	506,920

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.		46,400	$1,090,400
Vistra Corp.		29,600	581,936

Total Independent Power and Renewable Electricity Producers			1,672,336

Multi-Utilities - 0.6%
Public Service Enterprise Group Inc.		47,900	2,792,570

TOTAL UTILITIES			9,701,368

TOTAL COMMON STOCKS (Cost - $391,852,444)			509,028,268

INVESTMENTS IN UNDERLYING FUNDS - 0.9%
iShares Trust, iShares Russell 1000 Value ETF (Cost - $4,053,686)		36,406	4,977,793

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $395,906,130)			514,006,061

RATE
SHORT-TERM INVESTMENTS - 0.5%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $2,646,859)	0.006%	2,646,859	2,646,859

TOTAL INVESTMENTS - 99.9% (Cost - $398,552,989)			516,652,920
Other Assets in Excess of Liabilities - 0.1%			316,354

TOTAL NET ASSETS - 100.0%			$516,969,274

††	Represents less than 0.1%.

*	Non-income producing security.

Abbreviation(s) used in this schedule:

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2020 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

10

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

11

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$509,028,268	—	—	$509,028,268
Investments in Underlying Funds	4,977,793	—	—	4,977,793

Total Long-Term Investments	514,006,061	—	—	514,006,061

Short-Term Investments†	2,646,859	—	—	2,646,859

Total Investments	$516,652,920	—	—	$516,652,920

†	See Schedule of Investments for additional detailed categorizations.

12